OMB Approval
OMB 3235-0330

Report for six month period ending:
             or fiscal year ending:  12/31/97

Is this an amendment to a previous filing?  (Y/N)      N

Those items or sub-items with a box "/Z/" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:
          First Fortis Life Insurance Company
          Separate Account A

     B. File Number:  33-71690

     C. Telephone Number:  315-451-0066

2.   A. Street:  220 Salina Meadows Parkway
     B. City:   Syracuse
     C. State:  New York  Zip Code:  13220

3.   Is this the first filing on this form by Registrant?
     (Y/N)     N

4.   Is this the last filing on this form by Registrant?
     (Y/N)     N

5.   Is Registrant a small business investment company
     ("SBIC")?  (Y/N)    N

6.   Is Registrant a unit investment trust? (UIT)?
     (Y/N)     Y
     [If the answer if "Y" (Yes) complete only items 111 through 132]
7. A. Is Registrant a series or multiple portfolio company? (Y/N)
     [If answer is "N" (No), go to item 8]
     B. How many separate series or portfolios did Registrant have at the end of the period?

SCREEN NUMBER: 01
UNIT INVESTMENT TRUSTS

111. A. /Z/    Depositor Name: Fortis Benefits Insurance
Company
     B. /Z/    File Number (If any)
     C. /Z/    City: Woodbury      State: MN
               Zip Code: 55125

112. A. /Z/    Sponsor Name: Fortis Benefits Insurance
                    Company
     B. /Z/    File Number:
     C. /Z/    City: Woodbury      State: MN
               Zip Code 55125

113. A. /Z/    Trustee Name:
     B. /Z/    City                State     Zip

114. A. /Z/    Principal Underwriter Name:
               Fortis Investors, Inc.
     B. /Z/    File Number:   8-13846

     C. /Z/    City:  Woodbury     State: MN Zip: 55125

115. A. /Z/    Independent Public Accountant Name:
               Ernst & Young LLP
     B. /Z/    City: Minneapolis   State: MN    Zip 55402

116. A. /Z/    Is Registrant part of a family of
               investment companies?    (Y/N)  Y

     B. /Z/    Identify the family in 10 letters:
                  F O R T I S F U N D

(Note: In filing this form, use this identification consistently for all investment companies in family.
This designation is for purposes of this form only.)

117. A. /Z/ Is Registrant a separate account of an
     insurance company?       (Y/N)  Y
          If answer is "Y" (Yes), are any of the
          following types of contracts funded by the
          Registrant:

     B. /Z/    Variable annuity contracts? (Y/N)  N

     C. /Z/    Scheduled premium variable life
               contracts?  (Y/N)   Y

     D. /Z/    Flexible premium variable life
               contracts? (Y/N)    Y

     E. /Z/    Other types of insurance products
               registered under the Securities Act of
               1993? (Y/N)    N

118. /Z/  State the number of series existing at the
          end of the period that had securities
          registered under the Securities Act of 1933.
               1

119. /Z/  State the number of new series for which
          registration statements under the Securities
          Ace of 1933 became effective during the
          period.   0

120. /Z/  State the total value of the portfolio
          securities on the date of deposit for the new
          series included in item 119.  0

121. /Z/  State the number of series for which a
          current prospectus was in existence at the
          end of the period.  1

122. /Z/  State the number of existing series for which
          additional units were registered under the
          Securities Act of 1933 during the current
          period.   1

123. /Z/  State the total value of the additional units
          considered in answering item 122 ($000's
          omitted)       $11,507

124. /Z.  State the total value of units of prior
          series that were placed in the portfolios of
          subsequent series during the current period
          (the value of these units is  to be measured
          on the date they were placed in the
          subsequent series) ($000's omitted).    $0

125. /Z/  State the total dollar amount of sales loads
          collected (before reallowances to other
          brokers or dealers) by Registrant's principal
          underwriter and any underwriter which is an
          affiliated person of the principal
          underwriter during the current period solely
          from the sale of units of all series of
          Registration ($000's omitted).     $0

126. /Z/  Of the amount shown in item 125, state the
          total dollar amount of sales loads collected
          from secondary market operations in
          Registrant's unite (include the sales loads,
          if any, collected on units of a prior series
          placed in the portfolio of a subsequent
          series.) ($000's omitted)     $0

127. /Z/ List opposite the appropriate description before the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distribution made by each such group of series during the current period (excluding distributions of realized gains, if any):

A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or debt
     of brokers' or dealers' parent
F. All other coporate inter. & long
     term debt
G. All other corporate short term debt
H. Equity securities of brokers or
     dealers or parents of brokers
     or dealers
I. Investment company equity securities
J. All other equity securities
          Number of series investing    1
          Total Assets ($000,000)  $14
          Total Income Distributions
               ($000,000s omitted) $436
K. Other securities
L. Total assets of all series of Registrant  $14

128. /Z/  Is the timely payment of principal and
          interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
               N

          [If answer is "N" (No), go to item 131]

129. /Z/  Is the issuer of any instrument identified in
          item 128 delinquent or in default as to
          payment of principal or interest at the end
          of the current period?   (Y/N)     N

          [If answer is "N" (No), go to item 131]

130. /Z/ In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. /Z/  Total expenses incurred by all series of
          Registrant during the current reporting
          period ($000's omitted)  $81

132. /Z/  List the "811" (Investment Company Act of
          1940) registration number for all series or
          Registration that are being included in this
          filing:        None

This report is signed on behalf of the registrant (or depositor or trustee in the City of Woodbury and State of Minnesota on the 25th day of February 1998.

Fortis Benefits Insurance company
(Name of Registrant)

By:       /s/ Barbara R. Hege
Title:    Chief Financial Officer


Witness:  /s/ Douglas R. Lowe
          Douglas R. Lowe
          Vice President &
          Associate General Counsel